Other long-term debt (Tables)	6 Months Ended
Jun. 30, 2013
Other long-term debt [Abstract]
Schedule of Other Long-term Debt

As of December 31, 2012 and June 30, 2013, other long term debt consisted of the following:

	December 31, 2012	June 30, 2013
	US$	US$
	(Audited)	(Unaudited)

Guaranteed senior secured note due on April 15, 2013 at 15.6%*	40,000,000	-
Senior Secured Notes due on May 3, 2018 at 13.25%	-	200,000,000
Total principal of other long-term debt	40,000,000	200,000,000
Less: Unaccreted discount from embedded derivative and warrants	(288,220)	-
Accrued interest	1,352,000	-

Total	41,063,780	200,000,000
Less: current portion	(41,063,780)	-

Total other long-term debt	-	200,000,000

* The Company repaid the Guaranteed Senior Secured Note on April 12, 2013, before the due date and there was no penalty associated with the early repayment.